INVESTMENTS - Investment funds (Balance sheet data) (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Balance sheet data:
Current assets	¥ 61,435	$ 8,907	¥ 66,108
Current liabilities	61,239	8,879	66,218
Non-controlling interests	736	$ 107	779
Equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets	48,132		51,437
Long-term assets	54,308		51,233
Current liabilities	35,589		36,344
Long-term liabilities	21,862		21,708
Non-controlling interests	¥ 217		¥ 178
other equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets				¥ 35,004
Long-term assets				37,028
Current liabilities				27,914
Long-term liabilities				9,054
Non-controlling interests				167
MakeMyTrip | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets				1,682
Long-term assets				5,121
Current liabilities				1,100
Long-term liabilities				221
Non-controlling interests				¥ 24